UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ];  Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Witmer Asset Management
Address: 237 Park Ave. Suite 800
         New York City, NY 10017

Form 13F File Number:  28-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles H. Witmer
Title: General Partner
Phone: 212-692-3667

Signature, Place, and Date of Signing:

/s/ Charles H. Witmer          New York City, NY            November 5, 2002
---------------------          -----------------            ----------------
    [Signature]                  [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.     (Check here if all holdings of this reporting
                             manager are reported in this report.)

[ ] 13F NOTICE.              (Check here if no holdings reported are in this
                             report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      15

Form 13F Information Table Value Total:      $153,393,000

List of Other Included Managers:             none

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

                                                                                    IN-
                                                                                    VEST-
                                                                                    MENT
                                                         MARKET                     DIS-
                                    TITLE OF   CUSIP     VALUE    SHARES OR   PUT/  CRE-                VOTING AUTHORITY
 NAME OF ISSUER                      CLASS     NUMBER   (x$1000)   PRN AMT    CALL  TION   MANAGER    SOLE    SHARED  NONE
 --------------                      -----     ------   --------   -------    ----  ----   -------    ----    ------  ----
Advanced Medical Optics Inc.          COM     00763M108   9,650   1,014,700         SOLE     WAM    1,014,700
Berkshire Hathaway Inc-Del           Cl A     084670108  14,558         197         SOLE     WAM          197
Cablevision Systems Corp.            Cl A     12686C109   3,450     380,780         SOLE     WAM      380,780
Comcast Corp-Special                 Cl A     200300200  11,855     568,300         SOLE     WAM      568,300
Cytyc Corp.                           COM     232946103   6,526     608,796         SOLE     WAM      608,796
Enpro Industries Inc.                 COM     29355X107   2,180     635,500         SOLE     WAM      635,500
Foot Locker Inc.                      COM     344849104     699      70,000         SOLE     WAM       70,000
Imagistics Int'l. Inc.                COM     45247T104  16,068     926,100         SOLE     WAM      926,100
Information Resources Inc.            COM     456905108     951     256,400         SOLE     WAM      256,400
Interactive Data Corp.                COM     45840J107  19,665   1,605,315         SOLE     WAM    1,605,315
Joy Global Inc.                       COM     481165108  14,825   1,786,115         SOLE     WAM    1,786,115
Media General Inc                    Cl A     584404107  17,747     349,000         SOLE     WAM      349,000
MetLife Inc.                          COM     59156R108   8,879     390,100         SOLE     WAM      390,100
Proquest Company                      COM     74346P102   1,903      62,700         SOLE     WAM       62,700
Stage Stores Inc.                     COM     85254C305  24,437   1,126,660         SOLE     WAM    1,126,660
                                                        -------
Total                                                   153,393
                                                        =======